Organization (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Private placement offering (the "2016-2017 Offering'') [Member] | Accredited Investors [Member]
Number of shares issued	2,142,000
Shares price (in dollars per share)	$ 5.00
Common stock, par value (in dollars per share)	$ 0.001
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member]
Proceeds from issuance common stock	$ 16,700,000
Commissions and expenses	$ 1,300,000
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member] | Warrant [Member]
Number of shares issued	205,126
Warrant term	5 years
Exercise price (in dollars per share)	$ 5.00
Private placement offering (the "2017 Offering Price'') [Member] | Accredited Investors [Member]
Number of shares issued	663,000
Shares price (in dollars per share)	$ 9.00
Private placement offering (the "2017 Offering Price'') [Member] | Placement Agents [Member] | Warrant [Member]
Number of shares issued	46,410
Warrant term	5 years
Exercise price (in dollars per share)	$ 9.00